COMMITMENTS AND CONTINGENCIES (Details Narrative)		3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 25, 2019 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2024 USD ($) a	Sep. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) a shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Sep. 30, 2019 USD ($) a
Common stock value		$ 50,000			$ 50,000	$ 15,000
Common stock issued with lot sale, shares | shares					2,100,000
Net budget			$ 1,556,000		$ 1,556,000
Net budget inclusive of lots construction			995,747		995,747
Commitment amount			560,250		560,250
Payments to acquire productive assets			288,138	$ 354,070	179,700	539,935
Common Stock [Member]
Common stock value		$ 500		$ 50,000	$ 500	$ 60
Common stock issued with lot sale, shares | shares		500,000		500,000	500,000	60,000
Land Purchase Agreement [Member]
Purchase price of land	$ 1,000,000
Initial construction budget of land	150,000
Land Purchase Agreement [Member] | Promissory Note [Member]
Purchase price of land	150,000
Land Purchase Agreement [Member] | Preferred Stock [Member]
Common stock value	600,000
Land Purchase Agreement [Member] | Common Stock [Member]
Common stock value	$ 250,000
Common stock issued with lot sale, shares | shares	250,000
Contract For Deed Agreement [Member] | IntegraGreen [Member]
Purchase price of land								$ 630,000
Area of land acquired | a								20
Balance of balloon payment								$ 63,000
Debt instrument principal amount			403,020					$ 403,020
Oasis Park Resort Construction Budget [Member]
Total budget					$ 512,000		$ 512,000
Payment for budget					118,600		$ 118,600
Commitment paid			$ 393,400		$ 393,400	$ 393,400
Valle Divino [Member]
Area of land acquired | a			20		20
Payments to acquire productive assets					$ 457,275	$ 457,275
Valle Divino [Member] | Valdetierra S.A de C.V. [Member] | Roberto Valdes [Member]
Attributable Interest			100.00%		100.00%	100.00%	100.00%